Condensed Consolidated Statements of Operations (Parenthetical) - USD ($)	3 Months Ended				4 Months Ended		6 Months Ended		10 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2023		Jun. 30, 2024		Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
General and administrative expenses, related party amount	$ 1,462,000		$ 313,000				$ 3,553,000
Stardust Power Inc And Subsidiary [Member]
Defined Benefit Plan Disclosure [Line Items]
SAFE notes issuance costs, related party amount			436,647	[1]	$ 436,647	[1]			$ 466,302
General and administrative expenses, related party amount	1,267,059	[2]	878,796	[2]	1,124,198	[2]	2,502,425	[2]	2,675,698
Other transaction costs, related party amount			416,829	[3]	416,829	[3]			450,113
Interest expense including related party amount	789	[4]	7,008	[4]	7,111	[4]	2,078	[4]	7,828
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
SAFE notes issuance costs, related party amount									435,000
Related Party [Member] | Stardust Power Inc And Subsidiary [Member]
Defined Benefit Plan Disclosure [Line Items]
SAFE notes issuance costs, related party amount			435,000		435,000				435,000
General and administrative expenses, related party amount			517,281		624,438				797,019
Other transaction costs, related party amount			100,000		100,000				100,000
Interest expense including related party amount			$ 7,008		$ 7,111				$ 7,111

[1]	Includes related party amounts of $Nil and $435,000 for the three months ended June 30, 2024 and 2023, respectively and $Nil and $435,000 for the six months ended June 30, 2024 and from March 16, 2023 to June 30, 2023, respectively.
[2]	Includes related party amounts of $Nil and $517,281 for the three months ended June 30, 2024 and 2023, respectively and $Nil and $624,438 for the six months ended June 30, 2024 and from March 16, 2023 to June 30, 2023, respectively.
[3]	Includes related party amounts of $Nil and $100,000 for the three months ended June 30, 2024 and 2023, respectively and $Nil and $100,000 for the six months ended June 30, 2024 and from March 16, 2023 to June 30, 2023, respectively.
[4]	Includes related party amounts of $Nil and $7,008 for the three months ended June 30, 2024 and 2023, respectively and $Nil and $7,111 for the six months ended June 30, 2024 and from March 16, 2023 to June 30, 2023, respectively.